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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                       Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer International Value Fund
          Schedule of Investments  2/29/08 (unaudited)

Shares                                                                  Value

          PREFERRED STOCKS - 1.6 %
          Automobiles & Components - 0.6 %
          Automobile Manufacturers - 0.6 %
474       Porsche AG                                                 $   808,521
          Total Automobiles & Components                             $   808,521
          Utilities - 1.0 %
          Multi-Utilities - 1.0 %
14,000    RWE AG                                                     $ 1,397,268
          Total Utilities                                            $ 1,397,268
          TOTAL PREFERRED STOCKS
          (Cost  $1,927,393)                                         $ 2,205,789

          COMMON STOCKS - 96.5 %
          Energy - 10.6 %
          Coal & Consumable Fuels - 1.0 %
806,000   Yanzhou Coal Mining *                                      $ 1,330,279
          Integrated Oil & Gas - 7.1 %
26,600    Gazprom  (A.D.R.) *                                        $ 1,351,280
21,066    Petrobras Brasileiro (A.D.R.)                                2,062,993
30,856    Repsol SA                                                    1,059,308
90,100    Royal Dutch Shell Plc                                        3,245,744
27,800    Total SA                                                     2,100,879
                                                                     $ 9,820,204
          Oil & Gas Equipment & Services - 1.0 %
24,500    Sbm Offshore N.V. *                                        $   789,628
7,500     Technip                                                        610,219
                                                                     $ 1,399,847
          Oil & Gas Exploration & Production - 1.3 %
1,042,300 CNOOC, Ltd.                                                $ 1,736,743
          Oil & Gas Refining & Marketing - 0.2 %
4,700     Petroplus Holdings AG *                                    $   314,566
          Total Energy                                               $14,601,639
          Materials - 10.7 %
          Construction Materials - 1.3 %
17,095    CRH Plc                                                    $   630,205
11,700    Holcim, Ltd.                                                 1,190,728
                                                                     $ 1,820,933
          Diversified Chemical - 0.8 %
37,000    Nissan Chemical Industries *                               $   420,831
215,500   UBE Industries, Ltd. *                                         661,337
                                                                     $ 1,082,168
          Diversified Metals & Mining - 7.0 %
75,185    Broken Hill Proprietary Co., Ltd.                          $ 2,750,917
69,100    Companhia Vale do Rio Doce (A.D.R.)                          2,026,012
19,221    Freeport-McMoRan Copper & Gold, Inc. (Class B)               1,938,630
25,461    Rio Tinto Plc                                                2,854,842
                                                                     $ 9,570,401
          Fertilizers & Agricultural Chemicals - 0.6 %
15,300    Yara International ASA *                                   $   853,810
          Industrial Gases - 0.7 %
111,500   Taiyo Nippon Sanso Corp.                                   $   995,609
          Steel - 0.3 %
106,000   Sumitomo Metal Industries, Ltd. *                          $   449,369
          Total Materials                                            $14,772,290
          Capital Goods - 11.6 %
          Aerospace & Defense - 1.2 %
122,700   Bae Systems *                                              $ 1,168,436
7,700     Thales SA                                                      472,937
                                                                     $ 1,641,373
          Building Products - 1.0 %
76,800    Asahi Glass Co., Ltd. *                                    $   875,155
5,770     Compagnie de Saint Gobain                                      454,055
                                                                     $ 1,329,210
          Construction & Farm Machinery & Heavy Trucks - 2.3 %
32,545    Daewoo Heavy Industries & Machinery, Ltd. *                $ 1,284,653
3,877     Hyundai Heavy Industries *                                   1,534,742
14,600    Komatsu, Ltd.                                                  370,782
                                                                     $ 3,190,177
          Electrical Component & Equipment - 1.0 %
88,800    Sumitomo Electric, Inc.                                    $ 1,315,024
          Heavy Electrical Equipment - 0.7 %
97,800    Mitsubishi Electric Corp.                                  $   892,948
          Industrial Conglomerates - 3.3 %
198,800   Keppel Corp.                                               $ 1,497,375
104,200   Hutchinson Whampoa, Ltd.                                       976,943
16,889    Siemens                                                      2,136,767
                                                                     $ 4,611,085
          Industrial Machinery - 0.8 %
37,300    AB SKF                                                     $   685,212
33,200    Nabtesco Corp.                                                 439,980
                                                                     $ 1,125,192
          Trading Companies & Distributors - 1.3 %
104,400   Itochu Corp. *                                             $ 1,097,351
59,500    WOLSELEY                                                       726,753
                                                                     $ 1,824,104
          Total Capital Goods                                        $15,929,113
          Commercial Services & Supplies - 0.3 %
          Office Services & Supplies - 0.3 %
29,000    Corporate Express *                                        $   345,181
          Total Commercial Services & Supplies                       $   345,181
          Transportation - 2.7 %
          Air Freight & Couriers - 0.6 %
2,400     Panalpina Welttransport Holding AG                         $   401,534
11,226    TNT NV                                                         442,372
                                                                     $   843,906
          Airlines - 0.2 %
59,100    Ryanair Holdings Plc *                                     $   283,562
          Railroads - 1.9 %
839,000   China Railway Group, Ltd. *                                $   978,238
208       East Japan Railway Co.                                       1,667,903
                                                                     $ 2,646,141
          Total Transportation                                       $ 3,773,609
          Automobiles & Components - 3.3 %
          Auto Parts & Equipment - 0.8 %
32,000    Denso Corp. *                                              $ 1,195,067
          Automobile Manufacturers - 1.6 %
97,000    Isuzu Motors, Ltd. *                                       $   441,743
33,000    Toyota Motor Co.                                             1,794,915
                                                                     $ 2,236,658
          Tires & Rubber - 0.8 %
5,700     Compagnie Generale des Etablissements Michelin *           $   561,870
5,800     Continental AG                                                 565,887
                                                                     $ 1,127,757
          Total Automobiles & Components                             $ 4,559,482
          Consumer Durables & Apparel - 0.7 %
          Consumer Electronics - 0.7 %
20,200    Sony Corp.                                                 $   943,653
          Total Consumer Durables & Apparel                          $   943,653
          Consumer Services - 0.3 %
          Hotels, Resorts & Cruise Lines - 0.3 %
11,000    Carnival Corp.                                             $   432,850
          Total Consumer Services                                    $   432,850
          Media - 2.9 %
          Broadcasting & Cable TV - 2.6 %
36,400    British Sky Broadcasting Plc                               $   408,453
116,900   Eutelsat Communications                                      3,225,158
                                                                     $ 3,633,611
          Publishing - 0.3 %
27,682    Reed Elsevier Plc                                          $   347,499
          Total Media                                                $ 3,981,110
          Retailing - 2.1 %
          Department Stores - 2.1 %
90,480    J Front Retailing Co., Inc. *                              $   591,234
1,369,000 New World Department Store China *                           1,765,723
4,100     Pinault-Printemps Redoute                                      560,698
                                                                     $ 2,917,655
          Total Retailing                                            $ 2,917,655
          Food & Drug Retailing - 2.5 %
          Food Retail - 1.9 %
195,900   William Morrison Supermarkets                              $ 1,145,923
51,800    Woolworths, Ltd. *                                           1,378,273
                                                                     $ 2,524,196
          Hypermarkets & Supercenters - 0.6 %
12,300    Carrefour Supermarch *                                     $   865,213
          Total Food & Drug Retailing                                $ 3,389,409
          Food, Beverage & Tobacco - 7.8 %
          Brewers - 1.1 %
7,400     Heineken NV *                                              $   417,582
34,600    Kirin Holdings Co., Ltd.                                       582,696
28,500    Scottish & Newcastle *                                         446,650
                                                                     $ 1,446,928
          Packaged Foods & Meats - 2.0 %
51,100    Unilever NV-CVA                                            $ 1,582,407
11,200    Wimm-Bill-Dann *                                             1,178,912
                                                                     $ 2,761,319
          Tobacco - 4.7 %
45,800    British American Tobacco Plc                               $ 1,715,733
102,600   Imperial Tobacco Group Plc *                                 4,766,332
                                                                     $ 6,482,065
          Total Food, Beverage & Tobacco                             $10,690,312
          Household & Personal Products - 1.5 %
          Household Products - 1.5 %
25,100    Kao Corp.                                                  $   773,533
11,800    Reckitt Benckiser Plc                                          641,256
8,700     Uni-Charm Corp. *                                              635,648
                                                                     $ 2,050,437
          Total Household & Personal Products                        $ 2,050,437
          Health Care Equipment & Services - 0.7 %
          Health Care Facilities - 0.4 %
80,400    Southern Cross Healthcare, Ltd.                            $   617,921
          Health Care Services - 0.3 %
6,900     Fresenius Medical Care AG                                  $   362,488
          Total Health Care Equipment & Services                     $   980,409
          Pharmaceuticals & Biotechnology - 3.6 %
          Pharmaceuticals - 3.6 %
13,788    Astrazeneca Plc                                            $   517,767
38,800    Bristol-Myers Squibb Co.                                       877,268
10,734    Roche Holdings AG *                                          2,105,743
12,082    Shire Pharmaceuticals Group Plc (A.D.R.)                       706,072
13,300    Takeda Chemical Industries                                     738,875
                                                                     $ 4,945,725
          Total Pharmaceuticals & Biotechnology                      $ 4,945,725
          Banks - 13.0 %
          Diversified Banks - 13.0 %
151,400   Banco Santander Central Hispano SA                         $ 2,708,312
25,045    BNP Paribas SA                                               2,251,580
40,300    Commonwealth Bank of Australia                               1,557,045
100,392   Development Bank of Singapore, Ltd.                          1,222,657
20,200    Dexia                                                          476,762
21,673    Kookmin Bank (A.D.R.) *                                      1,327,038
380       Mitsubishi UFJ Financial Group, Inc.                             3,340
281       Mizuho Financial Group, Inc.                                 1,166,586
303,841   Royal Bank of Scotland Group Plc                             2,291,562
7,048     Societe Generale                                               755,730
74,756    Standard Bank Group, Ltd.                                      940,603
13,200    Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.) (144A)  1,790,184
69,400    Westpac Banking Corp.                                        1,481,780
                                                                     $17,973,179
          Total Banks                                                $17,973,179
          Diversified Financials - 3.0 %
          Asset Management & Custody Banks - 0.6 %
27,000    AZIMUT HOLDING SPA *                                       $   310,270
41,413    Man Group Plc                                                  451,564
                                                                     $   761,834
          Diversified Capital Markets - 2.1 %
41,521    CS Group                                                   $ 2,036,685
8,200     Deutsche Bank AG                                               912,170
                                                                     $ 2,948,855
          Investment Banking & Brokerage - 0.3 %
32,400    ICAP Plc                                                   $   403,085
          Total Diversified Financials                               $ 4,113,774
          Insurance - 2.5 %
          Multi-Line Insurance - 2.5 %
8,200     Allianz AG                                                 $ 1,439,465
65,000    Aviva Plc                                                      783,193
34,865    AXA                                                          1,176,533
                                                                     $ 3,399,191
          Total Insurance                                            $ 3,399,191
          Real Estate - 0.5 %
          Real Estate Management & Development - 0.5 %
32,701    Mitsui Fudosan Co.                                         $   661,242
          Total Real Estate                                          $   661,242
          Software & Services - 1.0 %
          Home Entertainment Software - 0.8 %
2,100     Nintendo Corp., Ltd.                                       $ 1,040,131
          IT Consulting & Other Services - 0.2 %
6,300     Cap Gemini SA *                                            $   346,191
          Total Software & Services                                  $ 1,386,322
          Technology Hardware & Equipment - 2.5 %
          Communications Equipment - 0.9 %
36,500    Nokia Oyj *                                                $ 1,306,281
          Electronic Equipment & Instruments - 1.1 %
15,200    Fuji Photo Film Co., Ltd.                                  $   570,079
51,300    Hitachi, Ltd. *                                                369,589
49,100    Yaskawa Electric Corp. *                                       539,353
                                                                     $ 1,479,021
          Office Electronics - 0.5 %
15,900    Canon, Inc.                                                $   711,254
          Total Technology Hardware & Equipment                      $ 3,496,556
          Semiconductors - 1.8 %
          Semiconductor Equipment - 0.5 %
11,000    Tokyo Electron, Ltd.                                       $   679,616
          Semiconductors - 1.3 %
129,452   Hon Hai Precision Industry (G.D.R.) *                      $ 1,561,023
38,300    Infineon Technologies AG *                                     306,476
                                                                     $ 1,867,499
          Total Semiconductors                                       $ 2,547,115
          Telecommunication Services - 7.3 %
          Integrated Telecommunication Services - 1.7 %
44,100    Koninklijke KPN NV *                                       $   833,379
58,500    Tele2 Ab (B Shares) *                                        1,030,183
48,500    Telekomunikacja Polska SA                                      453,929
                                                                     $ 2,317,491
          Wireless Telecommunication Services - 5.6 %
28,100    America Movil Series L  (A.D.R.)                           $ 1,698,926
23,000    China Mobile (Hong Kong), Ltd. (A.D.R.) *                    1,716,260
101       KDDI Corp.                                                     610,770
16,506    Mobile Telesystems (A.D.R.) *                                1,354,482
88,400    Reliance Communications, Ltd.                                1,243,665
351,600   Vodafone Group Plc                                           1,129,140
                                                                     $ 7,753,243
          Total Telecommunication Services                           $10,070,734
          Utilities - 3.6 %
          Electric Utilities - 1.4 %
10,449    E.On AG                                                    $ 1,965,002
          Gas Utilities - 0.9 %
282,900   Tokyo Gas Co., Ltd. *                                      $ 1,268,714
          Multi-Utilities - 1.2 %
60,100    National Grid Plc                                          $   871,746
13,100    Suez Lyonnaise des Eaux                                        832,594
                                                                     $ 1,704,340
          Total Utilities                                            $ 4,938,056
          TOTAL COMMON STOCKS
          (Cost  $120,216,344)
$132,899,043

          RIGHTS/WARRANTS - 0.0 %
          Energy - 0.0 %
          Integrated Oil & Gas - 0.0 %
94,900    Royal Dutch Shell Rights, Exp. 3/3/08 *                    $         0
          TOTAL RIGHTS/WARRANTS
Principal (Cost  $0)                                                 $         0
Amount
          TEMPORARY CASH INVESTMENTS - 1.7 %
          Repurchase Agreements - 1.7 %
 $   1,180Barclays Plc, 3.18%, dated 2/29/08, repurchase price
          of $1,180,000 plus accrued interest on 3/3/08 collateralized by the following:

              $161,265 Federal National Mortgage Association, 6.0%, 2/1/38 $171,509 Federal National Mortgage Association (ARM), 6.094%,
11/1/36
              $156,824 Federal National Mortgage Association, 5.5%, 8/1/37 $329,460 Federal National Mortgage Association, 4.5%, 5/1/19 $281,178 Freddie Mac Giant, 6.0%, 9/1/36
              $137,970 Federal National Mortgage Association (ARM), 4.73%,
2/1/38
              $134,512 U.S. Treasury Bond, 7.875%, 2/15/21           $ 1,180,000

1,180,000 JP Morgan Chase & Co., 3.16%, dated 2/29/08, repurchase price of $1,180,000 plus accrued interest on 3/3/08 collateralized by the following:

              $791,922 Federal National Mortgage Association, 6.5%, 10/1/36 $413,524 Federal National Mortgage Association, 6.5%, 10/1/37 $314,684 Federal National Mortgage Association, 6.0%, 1$ 1,180,000

          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $2,360,000)                                         $ 2,360,000

          TOTAL INVESTMENT IN SECURITIES - 99.8%
          (Cost  $127,523,561)                                      $137,464,832

          OTHER ASSETS AND LIABILITIES - 0.2%                        $   286,088

          TOTAL NET ASSETS - 100.0%                                 $137,750,920

(A.D.R.)  American Depositary Receipt

(G.D.R.)  Global Depositary Receipt

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2008, the value of these securities amounted to $1,790,184 or 1.3% of total net assets.

*         Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $127,523,561 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost          $13,638,971

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value          (3,697,700)

          Net unrealized gain                                        $9,941,271

          FAS 157 Footnote Disclosures

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


          The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

Valuation                                  Investments in Securities   Other
								    Financial
								   Instruments*
Level 1 -                                                $18,775,473
Level 2 -                                               $118,689,359    $75,649
Level 3 - Significant Unobservable Inputs
Total                                                   $137,464,832    $75,649

          *Other financial instruments include, forwards contracts.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.